Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 3,865,823
Decommissioning and restoration	10,661	$ 24,956
Interest capitalised	13,149	14,705
Impairment	(11,320)
Balance, end of year	3,880,894	3,865,823
Exploration and evaluation assets [Member]
Statement [Line Items]
Balance, beginning of year	15,015
Balance, end of year	23,010	15,015
Capital works in progress [Member]
Statement [Line Items]
Balance, beginning of year	844,759
Balance, end of year	933,531	844,759
Mining properties [Member]
Statement [Line Items]
Balance, beginning of year	1,251,972
Balance, end of year	1,224,077	1,251,972
Plant and equipment [member]
Statement [Line Items]
Balance, beginning of year	1,754,077
Balance, end of year	1,700,276	1,754,077
Cost [Member]
Statement [Line Items]
Balance, beginning of year	5,003,864	4,720,776
Additions	190,637	148,333
Capitalized stripping and development	69,178	68,552
Decommissioning and restoration	10,661	24,956
Interest capitalised	13,149	14,705
Transfers and other movements	0	0
Impairment	(11,320)
Disposals	(11,199)	(12,590)
Effects of movement in exchange rates	100,687	38,978
Other	7,354	154
Balance, end of year	5,373,011	5,003,864
Cost [Member] | Exploration and evaluation assets [Member]
Statement [Line Items]
Balance, beginning of year	15,015	14,650
Additions	7,000	0
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Interest capitalised	0	0
Transfers and other movements	0	0
Impairment	0
Disposals	0	0
Effects of movement in exchange rates	995	365
Other	0	0
Balance, end of year	23,010	15,015
Cost [Member] | Capital works in progress [Member]
Statement [Line Items]
Balance, beginning of year	844,759	812,618
Additions	156,807	87,505
Capitalized stripping and development	0	19,666
Decommissioning and restoration	51	(46)
Interest capitalised	13,149	14,705
Transfers and other movements	(79,671)	(89,506)
Impairment	(11,320)
Disposals	(13)	(1,501)
Effects of movement in exchange rates	2,955	1,334
Other	6,814	(16)
Balance, end of year	933,531	844,759
Cost [Member] | Mining properties [Member]
Statement [Line Items]
Balance, beginning of year	1,775,432	1,603,952
Additions	0	45,383
Capitalized stripping and development	69,178	48,886
Decommissioning and restoration	5,509	1,966
Interest capitalised	0	0
Transfers and other movements	0	56,848
Impairment	0
Disposals	(1,600)	0
Effects of movement in exchange rates	49,184	18,382
Other	85	15
Balance, end of year	1,897,788	1,775,432
Cost [Member] | Plant and equipment [member]
Statement [Line Items]
Balance, beginning of year	2,368,658	2,289,556
Additions	26,830	15,445
Capitalized stripping and development	0	0
Decommissioning and restoration	5,101	23,036
Interest capitalised	0	0
Transfers and other movements	79,671	32,658
Impairment	0
Disposals	(9,586)	(11,089)
Effects of movement in exchange rates	47,553	18,897
Other	455	155
Balance, end of year	2,518,682	2,368,658
Accumulated depreciation [member]
Statement [Line Items]
Balance, beginning of year	1,138,041	830,500
Depreciation for the year	301,306	297,595
Disposals	(7,540)	(9,160)
Effects of movement in exchange rates	60,257	18,886
Other	53	220
Balance, end of year	1,492,117	1,138,041
Accumulated depreciation [member] | Exploration and evaluation assets [Member]
Statement [Line Items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other	0	0
Balance, end of year	0	0
Accumulated depreciation [member] | Capital works in progress [Member]
Statement [Line Items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other	0	0
Balance, end of year	0	0
Accumulated depreciation [member] | Mining properties [Member]
Statement [Line Items]
Balance, beginning of year	523,460	394,098
Depreciation for the year	118,754	119,420
Disposals	0	0
Effects of movement in exchange rates	31,516	9,810
Other	(19)	132
Balance, end of year	673,711	523,460
Accumulated depreciation [member] | Plant and equipment [member]
Statement [Line Items]
Balance, beginning of year	614,581	436,402
Depreciation for the year	182,552	178,175
Disposals	(7,540)	(9,160)
Effects of movement in exchange rates	28,741	9,076
Other	72	88
Balance, end of year	$ 818,406	$ 614,581